Supplemental Cash Flow Disclosure - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Supplementary Cash Flow Information [Line Items]
Repayments From Cash (used in) provided by financing activities	$ (3,807,132)	$ (1,357,454)	[1]
Loan
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	2,846,501	3,891,077
Repayments From Cash (used in) provided by financing activities	(2,957,132)	(1,071,433)
Non-cash Changes Accretion of Interest	110,631	32,599
Non-cash changes financing and discounted fees		(5,742)
Ending Balance		2,846,501
Facility of Credit
Disclosure Of Supplementary Cash Flow Information [Line Items]
Proceeds From Cash (used in) provided by financing activities	4,100,000
Repayments From Cash (used in) provided by financing activities	(850,000)
Non-cash Changes Accretion of Interest	34,535
Non-cash changes financing and discounted fees	(103,608)
Ending Balance	3,180,927
Bank Line of Credit
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	620,000	490,000
Proceeds From Cash (used in) provided by financing activities		130,000
Repayments From Cash (used in) provided by financing activities	(620,000)
Ending Balance		620,000
Long-term Debt
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	3,466,501	4,661,356
Proceeds From Cash (used in) provided by financing activities	4,100,000	130,000
Repayments From Cash (used in) provided by financing activities	(4,427,132)	(1,351,712)
Non-cash Changes Accretion of Interest	145,166	32,599
Non-cash changes financing and discounted fees	(103,608)	(5,742)
Ending Balance	$ 3,180,927	3,466,501
Balance of Purchase Price
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance		261,596
Repayments From Cash (used in) provided by financing activities		(261,596)
Finance Lease Liabilities
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance		18,683
Repayments From Cash (used in) provided by financing activities		(18,683)
Interest Rate Swap Asset Used for Hedging
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance		(19,090)
Non-cash changes in fair value		$ 19,090

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).